Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Summary of stock option activity and restricted stock activity

	Option Outstanding		Option Exercisable		Restricted Stock
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number Of shares	Weighted Average Fair Value Per Restricted Stock
Balance, December 31, 2010	3,837,177	$12.00	1,880,168	$13.19	1,433,299	$27.06
Granted	—	—			199,539	23.14
Exercised	(937,377)	10.24			—	—
Vested	—	—			(309,013)	19.78
Forfeited	(208,998)	12.00			(116,059)	19.43

Balance, December 31, 2011	2,690,802	$12.61	1,905,015	$13.25	1,207,766	$16.24